Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2024. Accordingly, these unaudited interim condensed financial statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the year ended December 31, 2023.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and variable interest entity (“VIE”) and VIE’s subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements include the useful lives of property, plant and equipment, impairment of long-lived assets, allowance for credit losses, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position, the fair value of contingent consideration related to business acquisitions. Actual results could differ from these estimates.

Foreign currency translation and other comprehensive income (loss)

Foreign currency translation and other comprehensive income (loss)

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company, its subsidiaries in Seychelles and Singapore is U.S. dollar, and its other subsidiaries which are incorporated in Hong Kong and PRC are Hong Kong Dollar and RMB, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited interim condensed consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

Translation adjustments included in accumulated other comprehensive income amounted to RMB 59,475,542 and RMB 4,757,613 (USD 667,567) as of December 31, 2023 and June 30, 2024, respectively. The balance sheet amounts, with the exception of shareholders’ equity, on December 31, 2023 and June 30, 2024 were translated at RMB 1.00 to HKD 1.1194 and to HKD 1.0957, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2023 and 2024 were RMB 1.00 to HKD 1.1324 and to HKD 1.1004, respectively. The balance sheet amounts, with the exception of shareholders’ equity on December 31, 2023 and June 30, 2024 were translated at RMB 1.00 to USD 0.1412 and to USD 0.1403, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2023 and 2024 were RMB 1.00 to USD 0.1445 and to USD 0.1407, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets.

Convenience translation

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2024 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1403, representing the mid-point reference rate set by People’s Bank of China on June 30, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdraw. The Company maintains most of its bank accounts in the PRC, HK, Singapore and US.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the credit losses are adequate and provide credit losses when necessary. The credit loss is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the credit losses after all means of collection have been exhausted and the likelihood of collection is not probable.

Short-term investments

Short-term investments

Short-term investments are investment in marketable equity securities that are measured and recorded at fair value based on quoted prices in active markets on reporting dates with changes in fair value, whether realized or unrealized, recorded through the income statement.

Prepaid services fees

Prepaid services fees

Prepaid services fees are mainly payments made to vendors or services providers for future services. These amounts are refundable and bear no interest. Prepaid services fees also include money deposited with certain channel providers to ensure the contents of the advertisement do not violate the terms of the channel providers. The deposits usually have one year term and are refundable upon contract termination.

Other receivables and prepaid expenses

Other receivables and prepaid expenses

Other receivables that are short-term in nature include employee advances to pay certain of the Company’s expenses in the normal course of business and certain short-term deposits. Prepaid expenses included utilities or system services and prepaid VAT. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable.

Credit losses

Credit losses

The Company follows Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The Company’s allowance for credit losses as of December 31, 2023 and June 30, 2024 reflects the best estimation of the expected future losses for its financial instruments measured at amortized cost, based on the current economic conditions; however, as a result of the uncertainty caused by other factors, these estimates may change and future actual losses may differ from the estimates. The Company will continue to monitor economic conditions and will revise the estimates of the expected future losses for financial instruments measured at amortized cost as necessary.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with 5% residual value. The estimated useful lives are as follows:

Useful Life
Office equipments	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited interim consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Equity investments

Equity investments

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the equity method. The Company records equity investments at the historical cost in its unaudited interim consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Equity investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Prepayments

Prepayments

Prepayments are payments made to housing developers for commercial and residential properties down payments. These amounts are refundable and bear an interest ranging from 0% to 3.85% per annum if the housing developers were not able to provide the qualified houses as stated in the contracts. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of June 30, 2024, no allowance was deemed necessary.

Deconsolidation

Deconsolidation

Upon the loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as cost method investment depending on the level of influence retained.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Convertible notes payable

Convertible notes payable

On February 27, 2024, MicroAlgo entered into various Convertible Note Purchase Agreements with certain investors (the “Investors”), relating to our issuance of Convertible Promissory Notes due after 360 days of issuance (the “Convertible Notes”) and our ordinary shares that are issuable upon conversion of the Convertible Note. On February 28, 2024, MicroAlgo issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements in registered offerings. On June 5, 2024, MicroAlgo entered into convertible note purchase agreements with certain investors pursuant to which we issued on June 6, 2024 in convertible notes with a term of 360 days.

Convertible notes are debt or equity instruments that either require or permit the investor to convert the instrument into equity securities of the issuer. MicroAlgo accounts for its convertible notes in accordance with ASC 470-20 Debt with Conversion and Other Options, whereby the convertible instrument is initially accounted for as a single unit of account, unless it contains a derivative that must be bifurcated from the host contract in accordance with ASC 815-15 Derivatives and hedging – Embedded Derivatives or the substantial premium model in ASC 470-20 Debt – Debt with Conversion and Other Options applies. For the six months ended June 30, 2024, the convertible notes payable amounted to RMB 145,743,060 (USD 20,450,000).

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC Topic 606). The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. Upon adoption, the Company evaluated its revenue recognition policy for all revenue streams within the scope of the ASU under previous standards and using the five-step model under the new guidance and confirmed that there were no differences in the pattern of revenue recognition.

(i) AR Services

— AR advertising display services

AR advertisements are the use of holographic materials integrated into advertisement on the online media platforms or offline display. The Company’s performance obligation is to identify advertising spaces, embed holographic AR images or videos into films, shows and short form videos that are hosted by leading online streaming platforms in China. Revenue is recognized at a point in time when the related services have been delivered based on the specific terms of the contract, which are commonly based on specific action (i.e. cost per impression (“CPM”) or cost per action (“CPA”) for on line display and service period for offline display contracts.

The Company enters into advertising contracts with advertisers where the amounts charged per specific action are fixed and determinable, the specific terms of the contracts were agreed on by the Company, the advertisers and channel providers, and collectability is probable. Revenue is recognized on a CPM basis as impressions or clicks are delivered while revenue on a CPA basis is recognized once agreed actions are performed or service period is completed.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) the Company is primarily responsible to its customers for products and services offered where the products were designed in house and the Company has customer services team to directly service the customers; and (2) having latitude in establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

— Performance-based advertising service

The Company provides central processing algorithm performance-based advertising services for its customers, which enable the customers to get the optimal business opportunities.

The Company’s performance obligation is to help customers to accurately match consumers and traffic users, and thereby increasing the conversion rate of product sale using its proprietary data optimization algorithms. The Company’s revenue is recognized at a point when an end user completes a transaction at a rate specified in contract. Related service fees are generally billed monthly, based on a per transaction basis.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) it is primarily responsible to its customers for the services offered where the algorithms and data optimization were designed and performed in house and it has customer services team to directly serve the customers; and (2) having latitude in establish pricing. Therefore, VIYI acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

In addition, through the Company’s data algorithm optimization, it is able to identify certain end user needs and it facilitates certain value-added services to the end users. The Company engages third party services provider to perform the services. The Company concludes that it does not control the services as the third-party service provider is responsible for providing the service and its responsibility is merely to facilitate the provision of these value added service to the end users and charges a fee. As such the Company recorded revenue from the value-added services on a net basis when the services are provided by third party service provider.

(ii) AR Entertainment

The Company’s AR entertainment includes mainly mobile games operations.

Mobile Games Services

The Company generates revenue from jointly operated mobile game publishing services and the licensed-out games. In accordance with ASC 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates agreements with the game developers, distribution channels and payment channels in order to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenues gross or net is based on whether the Company’s promise to its customers is to provide the products or services or to facilitate a sale by a third party. The nature of the promise depends on whether the Company controls the products or services prior to transferring it. Control is evidenced by if the Company is primarily responsible for fulling the provision of services and has discretion in establishing the selling price. When the Company controls the products or services, its promise is to provide and deliver the products and revenue is presented gross. When the Company does not control the products, the promise is to facilitate the sale and revenue is presented net.

— Jointly operated mobile game publishing services

The Company is offering publishing services for mobile games developed by third party game developers. The Company acted as a distribution channel that it will publish the games on their own app or a third party owned app or website, named game portals. Through these game portals, game players can download the mobile games to their mobile devices and purchase coins, the virtual currency, for in game premium features to enhance their game playing experience. The Company contracts with third party payment platforms for collection services offered to game players who have purchased coins. The third-party game developers, third party payment platforms and the co publishers are entitled to profit sharing based on a prescribed percentage of the gross amount charged to the game players. The Company’s obligation in the publishing services is completed at a point in time when the game players made a payment to purchase coins.

With respect to the publishing services arrangements between the Company and the game developer, the Company considered that the Company does not control the services as evidenced by (i) developers are responsible for providing the game product desired by the game players; (ii) the hosting and maintenance of game servers for running the online mobile games is the responsibility of the third party platforms; (iii) the developers or third party platforms have the right to change the pricing of in game virtual items. The Company’s responsibilities are publishing, providing payment solution and market promotion service, and thus the Company views the game developers to be its customers and considers itself as the facilitator of the game developers in the arrangements with game players. Accordingly, the Company records the game publishing service revenue from these games, net of amounts paid to the game developers.

— Licensed out mobile games

The Company also licenses third parties to operate its mobile games developed internally through mobile portal and receives revenue from the third party licensee operators on a monthly basis. The Company’s performance obligation is to provide mobile games to game operators which enable players of the mobile games to make in game purchases and the Company recognized revenue at a point in time when game players completed the purchases. The Company records revenues on a net basis, as the Company does not have the control of the services provided as it does not have the primary responsibility for fulfillment nor does it have the right to change the pricing of the game services.

(iii) Semiconductor business

The Company’s semiconductor business includes two sub categories: sale of products and software development.

a. Sale of products

Starting in July 2020, the Company also engage in sales of semiconductor products and other electronic accessories. The Company typically enters into written contracts with its customer where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of inventory. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes gross product revenue at a time when the control of products or services are transferred to customers.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company controls the products as it has the obligation to (i) fulfill the products delivery and (ii) bear any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of the resale products, the Company has control to set its selling price to ensure it would generate profit for the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

b. Revenue from software development

The Company also designs software for central processing units based on customers’ specific needs. The contract is typically fixed priced and does not provide any post contract customer support or upgrades. The Company’s performance obligation is to design, develop, test and install the related software for customers, all of which are considered one performance obligation as the customers do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s revenue from software development contracts is generally recognized over time during the development period the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on output methods when the Company could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period.

Contract balances:

The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

Payments received from customers before all of the relevant criteria for revenue recognition met are recorded as deferred revenue.

Contract costs:

Contract costs represent costs incurred in advance of revenue recognition arising from direct costs in respect of the revenue contracts according to the customer’s requirements prior to the delivery of services, and such deferred costs will be recognized upon the recognition of the related revenue. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

The Company’s disaggregate revenue streams are summarized below:

	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Revenues
AR services	254,823,992	290,815,771	40,805,940
Semiconductor business	9,935,513	-	-
Total revenues	264,759,505	290,815,771	40,805,940

The Company’s revenues by timing of transfer of goods or services are summarized below:

	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Goods and services transferred at a point in time	264,759,505	290,815,771	40,805,940
Total revenues	264,759,505	290,815,771	40,805,940

The Company’s revenues by geographic locations are summarized below:

	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Mainland PRC revenues	254,823,992	239,886,094	33,659,719
Hong Kong revenues	-	31,038,985	4,355,250
International revenues	9,935,513	19,890,692	2,790,971
Total revenues	264,759,505	290,815,771	40,805,940

Investment property	The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.
Cost of revenues

Cost of revenues

For AR services, the cost of revenue comprised of costs paid to channel distributors based on the sales agreements.

For AR entertainment segment, the cost of revenue consists of the shared costs with content providers based on the profit sharing arrangements, third party consulting services expenses and compensation expenses for the Company’s professionals.

For semiconductor business segment, the cost of revenue consists primarily of the costs of products sold and third party software development costs.

Research and development expenses

Research and development expenses

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, outsourced subcontractors, as well as office rental, depreciation and related expenses for the Company’s research and product development team.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore. Entities that are VAT/GST general taxpayers are allowed to offset qualified input VAT/GST paid to suppliers against their output VAT/GST liabilities. Net VAT/GST balance between input VAT/GST and output VAT/GST is recorded in tax payable.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Leases

Leases

The Company adopted FASB ASU 2016-02, “Leases” (Topic 842) for the year ended December 31, 2020, and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Operating lease ROU assets and lease liabilities are recognized at the adoption date or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Stock-based compensation

Stock-based compensation

The Company records stock-based compensation expense for employees and non-employees at fair value on the grant date. Share-based compensation is recognized net of forfeitures, as amortized expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company accounts for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interests consists of an aggregate of 47% of the equity interest of VIDA, 44% of the equity interest of MicroAlgo and 45% of the equity interest of Viru as of December 31, 2023. Noncontrolling interests consists of an aggregate of 47% of the equity interest of VIDA, 48% of the equity interest of MicroAlgo and 45% of the equity interest of Viru as of June 30, 2024.

Noncontrolling interests consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
VIDA	(39,704,812)	(39,637,711)	(5,561,782)
Viru	(141,931)	(9,229,058)	(1,294,979)
MicroAlgo	48,415,473	171,530,262	24,068,342
Total noncontrolling interests	8,568,730	122,663,493	17,211,581

Earnings/(loss) per share

Earnings/(loss) per share

The Company computes earnings/(loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income/loss divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2023, there was no dilutive effect of potential shares due to the Company’s net loss. For the six months ended June 30, 2024, there was no dilutive effect of potential shares due to the Company’s net income.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In August 2023, the FASB issued ASU 2023-05, “Business Combinations-Joint Venture Formations (Subtopic 805-60)”. The amendments in this Update address the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. Requiring a joint venture to recognize and initially measure its assets and liabilities using a new basis of accounting upon formation reduces diversity in practice and provides decision-useful information to a joint venture’s investors. The amendments in this Update address a newly formed joint venture should initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance). That approach is generally consistent with other new basis of accounting models in GAAP, such as fresh-start reporting in accordance with Topic 852, Reorganizations. It is also broadly consistent with the accounting outcome that would result from treating the joint venture as the acquirer of a business within the scope of Subtopic 805-10, Business Combinations—Overall. For public business entities, ASU 2023-05 is effective prospectively for all joint venture formations with a formation date on or after January 1, 2025. Additionally, a joint venture that was formed before January 1, 2025 may elect to apply the amendments retrospectively if it has sufficient information. Early adoption is permitted in any interim or annual period in which financial statements have not yet been issued (or made available for issuance), either prospectively or retrospectively.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”). The amendments in this Update also require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740)”. The amendments in this Update address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). Specifically, public business entities are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts. A public business entity is required to provide an explanation, if not otherwise evident, of the individual reconciling items disclosed, such as the nature, effect, and underlying causes of the reconciling items and the judgment used in categorizing the reconciling items. The amendments in this Update eliminate the requirement for all entities to (1) disclose the nature and estimate of the range of the reasonably possible change in the unrecognized tax benefits balance in the next 12 months or (2) make a statement that an estimate of the range cannot be made. The amendments in this Update remove the requirement to disclose the cumulative amount of each type of temporary difference when a deferred tax liability is not recognized because of the exceptions to comprehensive recognition of deferred taxes related to subsidiaries and corporate joint ventures. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.